Waddell & Reed Advisors
                         Continental
                         Income Fund

                         Semiannual
                         Report
                         -----------------
                         December 31, 2002

CONTENTS

         3     President's Letter

         5     Performance Summary

         7     Portfolio Highlights

         8     Investments

        15     Statement of Assets and Liabilities

        16     Statement of Operations

        17     Statement of Changes in Net Assets

        18     Financial Highlights

        22     Notes to Financial Statements

        28     Independent Auditors' Report

        29     Directors & Officers













This report is submitted for the general information of the shareholders of Waddell & Reed Advisors Continental Income Fund, Inc. It is not authorized for distribution to prospective investors in the Fund unless accompanied with or preceded by the Waddell & Reed Advisors Continental Income Fund, Inc. current prospectus and current Fund performance information.

PRESIDENT'S LETTER OF CONTINENTAL INCOME FUND
-----------------------------------------------------------------
  December 31, 2002


Dear Shareholder,

Enclosed is our report on your Fund's operations for the six months ended December 31, 2002.

While the last six months brought a continuation of the geopolitical turmoil and corporate accounting scandals that have dashed investor confidence for most of the year, economic news did turn more positive during the period. The U.S. economy, in fact, has been quite resilient throughout 2002, after enduring many challenges.

The Federal Reserve  reduced short-term interest  rates on November  6 to
1.25 percent, the lowest level in many years. By December 31, we recognized numerous factors that may point to better economic growth prospects in the future. Consumer spending continues to be the underlying support mechanism, while inflation remains tame and personal income has increased consistently. With meager inflation, low interest rates, manageable debt burdens and rising personal income, we expect the economy to steer clear of the "double dip" recession that has been predicted by some economists.

While we do expect equity market volatility to continue, the underlying trends lead us to believe that the prospects for stocks are positive. We anticipate market support from tax relief and the possible elimination of the double taxation of dividends. While we do not expect returns similar to those experienced in the late 1990s, we believe the equity markets have the potential for positive returns in 2003.

At December 31, virtually all of the primary equity indexes had shown negative returns, although the declines were not as severe as during the first six months of the calendar year. For the last six months, the S&P 500 Index declined 10.30 percent. The other two major indexes suffered nearly as much, with the Nasdaq Composite Index declining 8.73 percent over the last six months and the Dow Jones Industrial Average declining
8.62 percent for the period.

In contrast to stocks, bonds did much better during the last six months, as evidenced by the Salomon Brothers Broad Investment Grade Index's increase of 6.27 percent for the period. Skepticism surrounding corporate accounting, along with geopolitical uncertainty, has brought out some risk aversion among investors, driving them toward the more conservative fixed income securities. Bond performance over the last six months also has been aided by low and declining inflation rates and an accommodative Federal Reserve.

The very nature of U.S. financial markets is one of fluctuation, of bulls and bears. While ongoing change can be disconcerting, we believe that the best way to approach a fluctuating market is to develop and maintain a personal financial plan. From our experience, those who adhere to a structured and consistent investment program over time take advantage of opportunities presented by the market's periodic downdrafts.

Ultimately, we believe that it is essential for serious investors to maintain a long-term perspective and to maintain a diversified portfolio. We believe that it remains important for all investors to review their investment asset allocation on a regular basis to ensure that it continues to adhere to individual risk tolerance and is adaptable to market changes.

Remember, a plan that is appropriate for you is appropriate regardless of inevitable market changes. You have a partnership with your Waddell & Reed financial advisor, and that partnership is built upon a customized program based on your specific needs. Focusing on that plan, despite market fluctuations, could be your key to a sound financial future. Thank you for your ongoing dedication and partnership.

Respectfully,
Henry J. Herrmann
President

SHAREHOLDER SUMMARY OF CONTINENTAL INCOME FUND
--------------------------------------------------------------
Continental Income Fund

GOALS
Seeks to provide current income to the extent that, in the opinion of the Fund's investment manager, market and economic conditions permit. As a secondary goal, the Fund seeks long-term appreciation of capital.

Strategy
Invests primarily in income-producing securities including: equity securities of medium to large, well-established companies, that are usually dividend producing securities; and debt securities, that are typically either U.S. Government securities or investment-grade corporate bonds.

Founded
1970

Scheduled Dividend Frequency
Quarterly (March, June, September, December)



Performance Summary -- Class A Shares
           Per Share Data
For the Six Months Ended December 31, 2002
------------------------------------------
Dividends paid                  $0.06
                                =====

Net asset value on
  12-31-02                     $ 5.92
   6-30-02                       6.29
                               ------
Change per share               $(0.37)
                               ======

Past performance is not necessarily indicative of future results.

SHAREHOLDER SUMMARY OF CONTINENTAL INCOME FUND
--------------------------------------------------------------
Because of ongoing market volatility, the Fund's performance may be subject to substantial short-term fluctuation and current performance may be less than the results shown below. Please check the Waddell & Reed website at www.waddell.com for more current performance information.

Average Annual Total Return (A)
                         Class A                      Class B
                      With      Without         With        Without
Period           Sales Load(B) Sales Load(C)  CDSC(D)        CDSC(E)
------            ----------   ----------    -----------    ----------
 1-year period
  ended 12-31-02      -14.48%    -9.26%        -13.69%        -10.13%
 5-year period
  ended 12-31-02        0.46%     1.66%           ---            ---
10-year period
  ended 12-31-02        6.35%     6.99%           ---            ---
Since inception
  of Class (F)           ---       ---          -3.01%         -2.29%

(A)Performance data represents share price appreciation (depreciation), including reinvestment of all income and capital gains distributions. Performance data represents past performance and is no guarantee of future results. Share price, investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.
(B)Performance data is based on deduction of 5.75% sales load on the initial purchase in the periods.
(C)Performance data does not take into account the sales load deducted on an initial purchase.
(D)Performance data reflects the effect of paying the applicable contingent deferred sales charge (CDSC) at a maximum of 5.00% upon redemption at the end of each of the periods.
(E)Performance data does not reflect the effect of paying the applicable CDSC upon redemption at the end of each of the periods.
(F)10-4-99 for Class B shares (the date on which shares were first acquired by shareholders).

Average Annual Total Return(A)
Period                        Class C(B)          Class Y(C)
                              ----------          ----------
 1-year period
  ended 12-31-02  ............  -10.18%              -8.97%
 5-year period
  ended 12-31-02  ............     ---                1.94%
10-year period
  ended 12-31-02  ............     ---                 ---
Since inception
  of Class(D)  ...............   -2.28%               5.11%

(A)Performance data represents share price appreciation (depreciation), including reinvestment of all income and capital gains distributions. Performance data represents past performance and is no guarantee of future results. Share price, investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.
(B)Performance data reflects the effect of paying the applicable contingent deferred sales charge (CDSC) at a maximum of 1.00% which declines to zero at the end of the first year after investment. (Accordingly, these returns reflect no CDSC since it only applies to Class C shares held for twelve months or less.)
(C)Performance data does not include the effect of sales charges, as Class Y shares are not subject to these charges.
(D)10-5-99 for Class C shares and 1-4-96 for Class Y shares (the date on which shares were first acquired by shareholders).

SHAREHOLDER SUMMARY OF CONTINENTAL INCOME FUND
--------------------------------------------------------------
Portfolio Highlights

On December 31, 2002, Waddell & Reed Advisors Continental Income Fund, Inc. had net assets totaling $434,768,712 invested in a diversified portfolio of:

 53.57%  Common Stocks
 23.35%  United States Government Securities
 16.85%  Cash and Cash Equivalents
  6.23%  Corporate Debt Securities


As a shareholder of Waddell & Reed Advisors Continental Income Fund, Inc., for every $100 you had invested on December 31, 2002, your Fund owned:

 $23.35  United States Government Securities
  16.85  Cash and Cash Equivalents
  12.59  Technology Stocks
   8.04  Financial Services Stocks
   7.81  Health Care Stocks
   6.23  Corporate Debt Securities
   4.94  Energy Stocks
   4.51  Consumer Nondurables Stocks
   3.44  Consumer Services Stocks
   3.31  Capital Goods Stocks
   2.88  Raw Materials Stocks
   2.56  Retail Stocks
   2.56  Utilities Stocks
   0.93  Shelter Stocks

THE INVESTMENTS OF CONTINENTAL INCOME FUND
     December 31, 2002

                                              Shares        Value

COMMON STOCKS
Aircraft - 3.37%
 Lockheed Martin Corporation  ............   163,000 $  9,413,250
 Raytheon Company  .......................   170,000    5,227,500
                                                     ------------
                                                       14,640,750
                                                     ------------

Banks - 2.58%
 U.S. Bancorp  ...........................   242,000    5,135,240
 Wells Fargo & Company  ..................   130,000    6,093,100
                                                     ------------
                                                       11,228,340
                                                     ------------

Beverages - 1.75%
 Anheuser-Busch Companies, Inc.  .........    84,300    4,080,120
 Coca-Cola Company (The)  ................    80,000    3,505,600
                                                     ------------
                                                        7,585,720
                                                     ------------

Broadcasting - 1.69%
 Cox Communications, Inc., Class A*  .....   102,739    2,917,788
 Fox Entertainment Group, Inc., Class A*     170,000    4,408,100
                                                     ------------
                                                        7,325,888
                                                     ------------

Capital Equipment - 2.20%
 Caterpillar Inc.  .......................    50,000    2,286,000
 Cooper Cameron Corporation*  ............    85,000    4,234,700
 Ingersoll-Rand Company Limited, Class A .    70,500    3,035,730
                                                     ------------
                                                        9,556,430
                                                     ------------

Chemicals -- Petroleum and Inorganic - 1.29%
 Dow Chemical Company (The)  .............   100,000    2,970,000
 du Pont (E.I.) de Nemours and Company  ..    61,700    2,616,080
                                                     ------------
                                                        5,586,080
                                                     ------------

Chemicals -- Specialty - 0.89%
 Air Products and Chemicals, Inc.  .......    90,000    3,847,500
                                                     ------------

Communications Equipment - 1.72%
 Cisco Systems, Inc.*  ...................   300,000    3,928,500
 Nokia Corporation, Series A, ADR  .......   230,000    3,565,000
                                                     ------------
                                                        7,493,500
                                                     ------------

Computers -- Micro - 0.46%
 Dell Computer Corporation*  .............    74,800    2,003,518
                                                     ------------

Computers -- Peripherals - 3.76%
 EMC Corporation*  .......................   575,000    3,530,500
 Microsoft Corporation*  .................   191,000    9,878,520
 SAP Aktiengesellschaft, ADR  ............   150,000    2,925,000
                                                     ------------
                                                       16,334,020
                                                     ------------

Cosmetics and Toiletries - 1.60%
 Estee Lauder Companies Inc. (The),
   Class A ...............................   140,000    3,696,000
 Gillette Company (The)  .................   108,000    3,278,880
                                                     ------------
                                                        6,974,880
                                                     ------------

Electrical Equipment - 1.11%
 Emerson Electric Co.  ...................    95,300    4,846,005
                                                     ------------

Electronic Components - 1.77%
 Analog Devices, Inc.*  ..................    42,000    1,002,540
 Intel Corporation  ......................   295,000    4,594,625
 Texas Instruments Incorporated  .........   140,000    2,101,400
                                                     ------------
                                                        7,698,565
                                                     ------------

Electronic Instruments - 1.51%
 Applied Materials, Inc.*  ...............   265,200    3,455,556
 Molex Incorporated, Class A  ............   155,000    3,095,350
                                                     ------------
                                                        6,550,906
                                                     ------------

Food and Related - 1.16%
 ConAgra Foods, Inc.  ....................   148,800    3,721,488
 Dean Foods Company*  ....................    35,000    1,298,500
                                                     ------------
                                                        5,019,988
                                                     ------------

Forest and Paper Products - 0.93%
 International Paper Company  ............   116,000    4,056,520
                                                     ------------

Gold and Precious Metals - 0.70%
 Barrick Gold Corporation  ...............   197,952    3,050,440
                                                     ------------

Health Care -- Drugs - 3.54%
 Pfizer Inc.  ............................   239,750    7,329,157
 Pharmacia Corporation  ..................   192,630    8,051,934
                                                     ------------
                                                       15,381,091
                                                     ------------

Health Care -- General - 1.48%
 Johnson & Johnson  ......................    75,700    4,065,847
 Wyeth  ..................................    63,800    2,386,120
                                                     ------------
                                                        6,451,967
                                                     ------------

Hospital Supply and Management - 2.79%
 HCA - The Healthcare Company  ...........   102,400    4,249,600
 Health Management Associates, Inc.,
   Class A ...............................   250,000    4,475,000
 Medtronic, Inc.  ........................    75,000    3,420,000
                                                     ------------
                                                       12,144,600
                                                     ------------

Insurance -- Property and Casualty - 3.56%
 American International Group, Inc.  .....    60,000    3,471,000
 Berkshire Hathaway Inc., Class B*  ......     2,000    4,846,000
 Chubb Corporation (The)  ................    85,000    4,437,000
 Hartford Financial Services
   Group Inc. (The) ......................    60,000    2,725,800
                                                     ------------
                                                       15,479,800
                                                     ------------

Leisure Time Industry - 0.80%
 Walt Disney Company (The)*  .............   213,300    3,478,923
                                                     ------------

Petroleum -- Canada - 0.81%
 Nabors Industries Ltd.* .................   100,000    3,527,000
                                                    --------------

Petroleum -- Domestic - 2.14%
 Burlington Resources Inc.  ..............   218,600    9,323,290
                                                    --------------

Petroleum -- International - 1.54%
 Exxon Mobil Corporation  ................   191,338    6,685,350
                                                       ----------

Petroleum -- Services - 0.45%
 Schlumberger Limited  ...................    46,800    1,969,812
                                                     ------------

Publishing - 0.95%
 New York Times Company (The), Class A  ..    90,000    4,115,700
                                                     ------------

Restaurants - 0.82%
 McDonald's Corporation  .................   222,100    3,571,368
                                                     ------------

Retail -- General Merchandise - 1.74%
 Target Corporation  .....................   143,000    4,290,000
 Wal-Mart Stores, Inc.  ..................    65,000    3,283,150
                                                     ------------
                                                        7,573,150
                                                     ------------

Security and Commodity Brokers - 1.90%
 Fannie Mae  .............................    90,000    5,789,700
 Goldman Sachs Group, Inc. (The)  ........    36,500    2,485,650
                                                     ------------
                                                        8,275,350
                                                     ------------

Utilities -- Electric - 0.97%
 Exelon Corporation  .....................    80,000    4,221,600
                                                     ------------

Utilities -- Telephone - 1.59%
 BellSouth Corporation  ..................   135,400    3,502,798
 SBC Communications Inc.  ................   125,000    3,388,750
                                                     ------------
                                                        6,891,548
                                                     ------------

TOTAL COMMON STOCKS - 53.57%                         $232,889,599
 (Cost: $234,140,761)

                                           Principal
                                           Amount in
                                           Thousands

CORPORATE DEBT SECURITIES
Air Transportation - 0.85%
 Southwest Airlines Co.,
   7.875%, 9-1-07 ........................   $ 3,300    3,713,952
                                                     ------------

Beverages - 1.14%
 Coca-Cola Enterprises Inc.,
   6.7%, 10-15-36 ........................     4,500    4,947,566
                                                     ------------

Communications Equipment - 0.26%
 Corning Incorporated, Convertible,
   0.0%, 11-8-15 .........................     2,000    1,120,000
                                                     ------------

Finance Companies - 1.26%
 Bell Atlantic Financial Services, Inc.,
   Convertible,
   5.75%, 4-1-03 (A) .....................     3,000    3,025,500
 BellSouth Savings and Security ESOP Trust,
   9.125%, 7-1-03 ........................       513      521,653
 California Infrastructure and Economic Development
   Bank, Special Purpose Trust SCE-1,
   6.38%, 9-25-08 ........................     1,750    1,911,245
                                                     ------------
                                                        5,458,398
                                                     ------------

Health Care -- General - 0.57%
 American Home Products Corporation,
   7.9%, 2-15-05 .........................     2,250    2,488,329
                                                     ------------

Multiple Industry - 1.83%
 General Electric Capital Corporation,
   8.3%, 9-20-09 .........................     6,500    7,979,205
                                                     ------------

Utilities - Telephone - 0.32%
 Southwestern Bell Telephone Company,
   5.77%, 10-14-03 .......................     1,350    1,391,603
                                                     ------------

TOTAL CORPORATE DEBT SECURITIES - 6.23%              $ 27,099,053
 (Cost: $25,184,142)

UNITED STATES GOVERNMENT SECURITIES
Agency Obligations - 6.46%
 Federal Home Loan Mortgage Corporation,
   6.625%, 9-15-09 .......................     5,000    5,865,200
 Federal National Mortgage Association:
   6.51%, 5-6-08 .........................     6,750    6,860,052
   6.19%, 7-7-08 .........................     4,500    4,600,183
   6.625%, 9-15-09 .......................     4,000    4,693,036
   7.25%, 1-15-10 ........................     5,000    6,058,600
                                                     ------------
                                                       28,077,071
                                                     ------------

Mortgage-Backed Obligations - 1.41%
Federal National Mortgage Association Fixed Rate
 Pass-Through Certificates,
   8.25%, 6-1-08 .........................        92       98,373
Government National Mortgage Association Pass-Through
 Certificates:
   9.0%, 7-15-16 .........................        14       15,745
   9.0%, 8-15-16 .........................        76       84,057
   9.0%, 10-15-16 ........................       139      154,521
   9.0%, 11-15-16 ........................        38       42,505
   9.0%, 1-15-17 .........................        19       20,600
   9.0%, 3-15-17 .........................        87       96,954
   9.0%, 4-15-17 .........................        37       41,668
   9.0%, 7-15-17 .........................        51       56,042
   6.5%, 8-15-28 .........................     5,278    5,548,363
                                                     ------------
                                                        6,158,828
                                                     ------------

Treasury Obligations - 14.78%
 United States Treasury Bond:
   7.25%, 5-15-16 ........................     8,500   10,883,986
   6.25%, 8-15-23 ........................    10,000   11,748,440
 United States Treasury Note:
   7.5%, 2-15-05 .........................    33,000   37,003,824
   6.5%, 8-15-05 .........................     4,000    4,474,064
                                                     ------------
                                                       64,110,314
                                                     ------------

Treasury Inflation Protected Obligation - 0.70%
 United States Treasury Note,
   3.0%, 7-15-12 (B) .....................     3,000    3,187,968
                                                     ------------

TOTAL UNITED STATES GOVERNMENT SECURITIES - 23.35%   $101,534,181
 (Cost: $91,835,289)

SHORT-TERM SECURITIES
Aluminum - 2.46%
 Alcoa Incorporated:
   1.2%, 1-2-03 ..........................     5,707    5,706,810
   1.3%, 1-16-03 .........................     5,000    4,997,292
                                                     ------------
                                                       10,704,102
                                                     ------------

Chemicals -- Petroleum and Inorganic - 0.00%
 du Pont (E.I.) de Nemours and Company,
   1.30036%, Master Note .................         4        4,000
                                                     ------------

Food and Related - 0.04%
 General Mills, Inc.,
   1.53%, Master Note ....................       161      161,000
                                                     ------------

Forest and Paper Products - 0.92%
 Sonoco Products Co.,
   1.38%, 1-16-03 ........................     4,000    3,997,700
                                                     ------------

Health Care -- Drugs - 4.14%
 Merck & Co., Inc.,
   1.3%, 1-9-03 ..........................     8,000    7,997,689
 Pfizer Inc.,
   1.3%, 1-9-03 ..........................    10,000    9,997,111
                                                     ------------
                                                       17,994,800
                                                     ------------

Health Care -- General - 2.29%
 Johnson & Johnson,
   1.26%, 2-5-03 .........................    10,000    9,987,750
                                                     ------------

Household -- General Products - 1.38%
 Procter & Gamble Company (The),
   1.3%, 2-10-03 .........................     6,000    5,991,333
                                                     ------------

Multiple Industry - 1.84%
 Michigan Consolidated Gas Co.,
   1.45%, 1-2-03 .........................     8,000    7,999,678
                                                     ------------

Total Commercial Paper - 13.07%                        56,840,363

Municipal Obligation - 3.48%
 California
 California Pollution Control Financing
   Authority, Environmental Improvement
   Revenue Bonds, Shell Oil Company Project,
   Series 1998A (Taxable),
   1.2%, 1-2-03 ..........................    15,105   15,105,000
                                                    -------------

TOTAL SHORT-TERM SECURITIES - 16.55%                 $ 71,945,363
 (Cost: $71,945,363)

TOTAL INVESTMENT SECURITIES - 99.70%                 $433,468,196
 (Cost: $423,105,555)

CASH AND OTHER ASSETS, NET OF LIABILITIES - 0.30%       1,300,516

NET ASSETS - 100.00%                                 $434,768,712


Notes To Schedule of Investments
  *No income dividends were paid during the preceding 12 months.

(A)This security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2002, the value of this security amounted to 0.70% of net assets.

(B)The interest rate for this security is a stated rate, but the interest payments are determined by multiplying the inflation-adjusted principal by one half of the stated rate for each semiannual interest payment date.

   See Note 1 to financial statements for security valuation and other significant accounting policies concerning investments.

   See Note 3 to financial statements for cost and unrealized appreciation and depreciation of investments owned for Federal income tax purposes.

STATEMENT OF ASSETS AND LIABILITIES
     CONTINENTAL INCOME FUND
     December 31, 2002
     (In Thousands, Except for Per Share Amounts)

ASSETS
 Investment securities - at value
   (Notes 1 and 3) .................................     $433,468
 Cash   ............................................            1
 Receivables:
   Dividends and interest ..........................        2,708
   Fund shares sold ................................          551
 Prepaid insurance premium  ........................           24
                                                         --------
    Total assets  ..................................      436,752
                                                         --------
LIABILITIES
 Payable to Fund shareholders  .....................        1,760
 Accrued shareholder servicing (Note 2)  ...........           97
 Accrued service fee (Note 2)  .....................           88
 Accrued management fee (Note 2)  ..................            8
 Accrued accounting services fee (Note 2)  .........            6
 Accrued distribution fee (Note 2)  ................            3
 Other  ............................................           21
                                                         --------
    Total liabilities  .............................        1,983
                                                         --------
      Total net assets .............................     $434,769
                                                         ========
NET ASSETS
 $1.00 par value capital stock:
   Capital stock ...................................     $ 73,395
   Additional paid-in capital ......................      406,197
 Accumulated undistributed income (loss):
   Accumulated undistributed net investment income .           33
   Accumulated undistributed net realized loss
    on investment transactions  ....................      (55,219)
   Net unrealized appreciation in value of
    investments  ...................................       10,363
                                                         --------
    Net assets applicable to outstanding
      units of capital .............................     $434,769
                                                         ========
Net asset value per share (net assets divided
 by shares outstanding):
 Class A  ..........................................        $5.92
 Class B  ..........................................        $5.92
 Class C  ..........................................        $5.92
 Class Y  ..........................................        $5.92
Capital shares outstanding:
 Class A  ..........................................       71,099
 Class B  ..........................................        1,749
 Class C  ..........................................          453
 Class Y  ..........................................           94
Capital shares authorized ..........................      200,000
See Notes to Financial Statements.

STATEMENT OF OPERATIONS
     CONTINENTAL INCOME FUND
     For the Six Months Ended December 31, 2002
     (In Thousands)

INVESTMENT INCOME
 Income (Note 1B):
   Interest and amortization............                 $  4,592
   Dividends (net of foreign withholding
   taxes of $3) ........................                    2,025
                                                         --------
    Total income  ......................                    6,617
                                                         --------
 Expenses (Note 2):
   Investment management fee ...........                    1,577
   Service fee:
    Class A  ...........................                      524
    Class B  ...........................                       13
    Class C  ...........................                        3
   Shareholder servicing:
    Class A  ...........................                      501
    Class B  ...........................                       24
    Class C  ...........................                        6
    Class Y  ...........................                        1
   Distribution fee:
    Class A  ...........................                       23
    Class B  ...........................                       38
    Class C  ...........................                        9
   Accounting services fee .............                       35
   Custodian fees ......................                       14
   Audit fees ..........................                       12
   Legal fees ..........................                        5
   Other ...............................                       86
                                                         --------
    Total expenses  ....................                    2,871
                                                         --------
      Net investment income ............                    3,746
                                                         --------
REALIZED AND UNREALIZED LOSS ON
INVESTMENTS (NOTES 1 AND 3)
 Realized net loss on investments  .....                  (20,659)
 Unrealized depreciation in value of
   investments during the period .......                   (7,466)
                                                         --------
   Net loss on investments .............                  (28,125)
                                                         --------
    Net decrease in net assets
      resulting from operations ........                 $(24,379)
                                                         ========

See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS
     CONTINENTAL INCOME FUND
     (In Thousands)

                                                For the
                                     For the     fiscal
                                  six months       year
                                       ended      ended
                                  December 31,  June 30,
                                        2002       2002
DECREASE IN NET ASSETS               ---------   --------
 Operations:
   Net investment income ..........  $   3,746 $   8,950
   Realized net loss on
    investments  ..................    (20,659)  (29,224)
   Unrealized depreciation ........     (7,466)  (22,703)
                                      --------  --------
    Net decrease in net assets
      resulting from operations ...    (24,379)  (42,977)
                                      --------  --------
 Distributions to shareholders from (Note 1E):(1)
   Net investment income:
    Class A  ......................     (4,093)   (9,034)
    Class B  ......................        (46)      (88)
    Class C  ......................        (11)      (17)
    Class Y  ......................         (7)      (24)
   Realized gains on securities transactions:
    Class A  ......................        ---    (2,134)
    Class B  ......................        ---       (38)
    Class C  ......................        ---        (8)
    Class Y  ......................        ---        (5)
                                      --------  --------
                                        (4,157)  (11,348)
                                      --------  --------
 Capital share transactions
   (Note 5) .......................    (23,559)   (2,768)
                                      --------  --------
      Total decrease ..............    (52,095)  (57,093)
NET ASSETS
 Beginning of period  .............    486,864   543,957
                                      --------  --------
 End of period, including undistributed
   net investment income of
   $33 and $444, respectively......   $434,769  $486,864
                                      ========  ========

(1)See "Financial Highlights" on pages 18 - 21.


See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
     CONTINENTAL INCOME FUND
     Class A Shares
     For a Share of Capital Stock Outstanding Throughout Each
     Period:(1)

                            For theFor the
                   For the   fiscal fiscal     For the fiscal year
                six months     year period         ended March 31,
                     ended    ended  ended -----------------------------
                   12-31-02 6-30-026-30-01    2001   2000    1999   1998
                 -------------------------  ------ ------  ------ ------
Net asset value,
 beginning of
 period  ...........  $6.29   $7.00  $6.87   $8.20  $7.97   $8.32  $7.57
                      -----   -----  -----   -----  -----   -----  -----
Income (loss) from investment
 operations:
 Net investment
   income ..........   0.05    0.12   0.03    0.16   0.18    0.33   0.24
 Net realized and
   unrealized gain (loss)
   on investments ..  (0.36)  (0.68)  0.13   (0.57)  1.04    0.04   1.58
                      -----   -----  -----   -----  -----   -----  -----
Total from investment
 operations  .......  (0.31)  (0.56)  0.16   (0.41)  1.22    0.37   1.82
                      -----   -----  -----   -----  -----   -----  -----
Less distributions from:
 Net investment
   income ..........  (0.06)  (0.12) (0.03)  (0.17) (0.18)  (0.32) (0.24)
 Capital gains  ....  (0.00)  (0.03) (0.00)  (0.75) (0.81)  (0.40) (0.83)
                      -----   -----  -----   -----  -----   -----  -----
Total
 distributions  ....  (0.06)  (0.15) (0.03)  (0.92) (0.99)  (0.72) (1.07)
                      -----   -----  -----   -----  -----   -----  -----
Net asset value,
 end of period  ....  $5.92   $6.29  $7.00   $6.87  $8.20   $7.97  $8.32
                      =====   =====  =====   =====  =====   =====  =====

Total return(2) ....  -4.98%  -8.04%  2.33%  -5.61% 16.36%   3.38% 25.20%
Net assets, end of
 period (in
 millions)  ........   $421    $474   $533    $523   $597    $581   $599
Ratio of expenses to
 average net assets    1.25%(3)1.21%  1.20%(3)1.16%  1.15%   0.99%  0.91%
Ratio of net investment
 income to average net
 assets  ...........   1.69%(3)1.77%  1.84%(3)2.08%  2.22%   2.69%  2.88%
Portfolio turnover
 rate  .............  20.27%  32.27% 13.50%  47.03% 72.40%  50.68% 55.46%

(1)Per share amounts have been adjusted retroactively to reflect the 200% stock dividend effected June 26, 1998.
(2)Total return calculated without taking into account the sales load deducted on an initial purchase.
(3)Annualized.
See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
     CONTINENTAL INCOME FUND
     Class B Shares
     For a Share of Capital Stock Outstanding Throughout Each Period:

                                                          For the
                                   For the For theFor the  period
                          For the   fiscal  fiscal fiscal    from
                          six months  year  period  year10-4-99(1)
                            ended    ended   ended ended  through
                          12-31-02 6-30-02 6-30-013-31-01 3-31-00
                           --------------- -------------- -------
Net asset value,
 beginning of period          $6.29   $7.00   $6.87   $8.20   $8.11
                              ----    ----    ----    ----    ----
Income (loss) from investment
 operations:
 Net investment income         0.02    0.06    0.02    0.10    0.05
 Net realized and
   unrealized gain (loss)
   on investments ..          (0.36)  (0.68)   0.13   (0.58)   0.91
                              ----    ----    ----    -----    ----
Total from investment
 operations  .......          (0.34)  (0.62)   0.15   (0.48)   0.96
                              ----    ----    ----    ----    ----
Less distributions from:
 Net investment
   income ..........          (0.03)  (0.06)  (0.02)  (0.10)  (0.06)
 Capital gains  ....          (0.00)  (0.03)  (0.00)  (0.75)  (0.81)
                              ----    ----    ----    ----    ----
Total distributions           (0.03)  (0.09)  (0.02)  (0.85)  (0.87)
                              ----    ----    ----    ----    ----
Net asset value,
 end of period  ....          $5.92   $6.29   $7.00   $6.87   $8.20
                              ====    ====    ====    ====    ====
Total return .......          -5.46%  -8.86%   2.11%  -6.49%  12.75%
Net assets, end of
 period (in
 millions)  ........            $10     $10      $8     $6      $1
Ratio of expenses to
 average net assets            2.25%(2)2.13%   2.07%(2)2.07%   2.08%(2)
Ratio of net investment
 income to average
 net assets  .......           0.68%(2)0.84%   0.96%(2)1.16%   1.14%(2)
Portfolio turnover
 rate  .............          20.27%  32.27%  13.50%  47.03%  72.40%(2)

(1)Commencement of operations of the class.
(2)Annualized.
See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
     CONTINENTAL INCOME FUND
     Class C Shares
     For a Share of Capital Stock Outstanding Throughout Each Period:

                                                          For the
                                   For the For theFor the  period
                          For the   fiscal  fiscal fiscal    from
                          six months  year  period   year10-5-99(1)
                            ended    ended   ended  ended through
                          12-31-02 6-30-02 6-30-013-31-01 3-31-00
                           --------------- -------------- -------
Net asset value,
 beginning of period          $6.29   $7.00   $6.87   $8.20   $8.09
                              ----    ----    ----    ----    ----
Income (loss) from investment
 operations:
 Net investment income         0.02    0.06    0.01    0.09    0.05
 Net realized and
   unrealized gain (loss)
   on investments ..          (0.36)  (0.68)   0.13   (0.58)   0.93
                              ----    ----    ----    ----    ----
Total from investment
 operations  .......          (0.34)  (0.62)   0.14   (0.49)   0.98
                              ----    ----    ----    ----    ----
Less distributions from:
 Net investment
   income ..........          (0.03)  (0.06)  (0.01)  (0.09)  (0.06)
 Capital gains  ....          (0.00)  (0.03)  (0.00)  (0.75)  (0.81)
                              ----    ----    ----    ----    ----
Total distributions           (0.03)  (0.09)  (0.01)  (0.84)  (0.87)
                              ----    ----    ----    ----    ----
Net asset value,
 end of period  ....          $5.92   $6.29   $7.00   $6.87   $8.20
                             =====   =====   =====    ====    ====
Total return .......          -5.47%  -8.95%   2.09%  -6.54%  12.98%
Net assets, end of
 period (000 omitted)        $2,682  $2,391  $1,688  $1,419    $279
Ratio of expenses to
 average net assets            2.26%(2)2.22%   2.16%(2)2.13%   2.23%(2)
Ratio of net investment
 income to average
 net assets  .......           0.68%(2)0.75%   0.88%(2)1.10%   1.09%(2)
Portfolio turnover
 rate  .............          20.27%  32.27%  13.50%  47.03%  72.40%(2)

(1)Commencement of operations of the class.
(2)Annualized.
See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
     CONTINENTAL INCOME FUND
     Class Y Shares
     For a Share of Capital Stock Outstanding Throughout Each Period:(1)

                            For theFor the
                   For the   fiscal fiscal     For the fiscal year
                six months     year period         ended March 31,
                     ended    ended  ended -----------------------------
                   12-31-02 6-30-026-30-01    2001   2000    1999   1998
                   -----------------------  ------ ------  ------ ------
Net asset value,
 beginning of period  $6.29   $7.00  $6.87   $8.20  $7.97   $8.33  $7.57
                      -----   -----  -----   -----  -----   -----  -----
Income (loss) from investment
 operations:
 Net investment
   income ..........  (0.07)(2)0.08   0.03    0.24   0.21    0.07   0.26
 Net realized and
   unrealized gain (loss)
   on investments ..  (0.37)(2)(0.62) 0.13   (0.63)  1.03    0.32   1.58
                      -----   -----  -----   -----  -----   -----  -----
Total from investment
 operations  .......  (0.30)  (0.54)  0.16   (0.39)  1.24    0.39   1.84
                      -----   -----  -----   -----  -----   -----  -----
Less distributions from:
 Net investment
   income ..........  (0.07)  (0.14) (0.03)  (0.19) (0.20)  (0.35) (0.26)
 Capital gains .....  (0.00)  (0.03) (0.00)  (0.75) (0.81)  (0.40) (0.82)
                      -----   -----  -----   -----  -----   -----  -----
Total distributions   (0.07)  (0.17) (0.03)  (0.94) (1.01)  (0.75) (1.08)
                      -----   -----  -----   -----  -----   -----  -----
Net asset value,
 end of period  ....  $5.92   $6.29  $7.00   $6.87  $8.20   $7.97  $8.33
                      =====   =====  =====   =====  =====   =====  =====

Total return .......  -4.83%  -7.77%  2.38%  -5.34% 16.72%   3.58% 25.43%
Net assets, end of
 period (in
 millions)  ........     $1      $1     $1      $1     $1      $1    $11
Ratio of expenses
 to average net
 assets  ...........   0.93%(3)0.92%  0.92%(3)0.89%  0.86%   0.81%  0.75%
Ratio of net
 investment income
 to average net
 assets  ...........   2.01%(3)2.06%  2.12%(3)2.34%  2.50%   3.32%  3.01%
Portfolio
 turnover rate  ....  20.27%  32.27% 13.50%  47.03% 72.40%  50.68% 55.46%

(1)Per share amounts have been adjusted retroactively to reflect the 200% stock dividend effected June 26, 1998.
(2)Based on average weekly shares outstanding.
(3)Annualized.
See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS
     December 31, 2002

NOTE 1 -- Significant Accounting Policies

Waddell & Reed Advisors Continental Income Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. Its investment objective is to provide current income to the extent that, in the opinion of the Fund's investment manager, market and economic conditions permit. As a secondary goal, the Fund seeks long-term appreciation of capital. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

A. Security valuation -- Each stock and convertible bond is valued at the latest sale price thereof on each business day of the fiscal period as reported by the principal securities exchange on which the issue is traded or, if no sale is reported for a stock, the average of the latest bid and asked prices. Bonds, other than convertible bonds, are valued using a pricing system provided by a pricing service or dealer in bonds. Convertible bonds are valued using this pricing system only on days when there is no sale reported. Stocks which are traded over-the-counter are priced using the Nasdaq Stock Market, which provides information on bid and asked prices quoted by major dealers in such stocks. Restricted securities and securities for which market quotations are not readily available are valued at fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Board of Directors. Short-term debt securities are valued at amortized cost, which approximates market value.

B. Security transactions and related investment income -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Securities gains and losses are calculated on the identified cost basis. Premium and discount on the purchase of bonds are amortized for both financial and tax reporting purposes over the remaining lives of the bonds. Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis. See Note 3 -- Investment Security Transactions.

C. Foreign currency translations -- All assets and liabilities denominated in foreign currencies are translated into U.S. dollars daily. Purchases and sales of investment securities and accruals of income and expenses are translated at the rate of exchange prevailing on the date of the transaction. For assets and liabilities other than investments in securities, net realized and unrealized gains and losses from foreign currency translations arise from changes in currency exchange rates. The Fund combines fluctuations from currency exchange rates and fluctuations in market value when computing net realized and unrealized gain or loss from investments.

D. Federal income taxes -- It is the Fund's policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. In addition, the Fund intends to pay distributions as required to avoid imposition of excise tax. Accordingly, provision has not been made for Federal income taxes. See Note 4 -- Federal Income Tax Matters.

E. Dividends and distributions -- Dividends and distributions to shareholders are recorded by the Fund on the business day following record date. Net investment income dividends and capital gains distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are due to differing treatments for items such as deferral of wash sales and post-October losses, foreign currency transactions, net operating losses and expiring capital loss carryovers.

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

NOTE 2 -- Investment Management and Payments to Affiliated Persons

Waddell & Reed Investment Management Company ("WRIMCO"), a wholly owned subsidiary of Waddell & Reed, Inc. ("W&R"), serves as the Fund's investment manager. The Fund pays a fee for investment management services. The fee is computed daily based on the net asset value at the close of business. The fee is payable by the Fund at the annual rates of: 0.70% of net assets up to $1 billion, 0.65% of net assets over $1 billion and up to $2 billion, 0.60% of net assets over $2 billion and up to $3 billion, and 0.55% of net assets over $3 billion. The Fund accrues and pays this fee daily. The Fund also reimburses WRIMCO for certain expenses, including additional Fund-related security costs incurred by WRIMCO as a result of the September 11, 2001 terrorist activities. The amount reimbursed represents the Fund's share of incremental security-related costs including the cost of using private transportation for WRIMCO's personnel in lieu of commercial transportation, certain security-related personnel and facilities costs. At December 31, 2002, additional security costs amounted to $10,673, which is included in other expenses.

The Fund has an Accounting Services Agreement with Waddell & Reed Services Company ("WRSCO"), a wholly owned subsidiary of W&R. Under the agreement, WRSCO acts as the agent in providing bookkeeping and accounting services and assistance to the Fund, including maintenance of Fund records, pricing of Fund shares, preparation of prospectuses for existing shareholders, preparation of proxy statements and certain shareholder reports. For these services, the Fund pays WRSCO a monthly fee of one-twelfth of the annual fee shown in the following table.

                            Accounting Services Fee
                  Average
               Net Asset Level           Annual Fee
          (all dollars in millions) Rate for Each Level
          ------------------------- -------------------
           From $    0 to $   10          $      0
           From $   10 to $   25          $ 11,000
           From $   25 to $   50          $ 22,000
           From $   50 to $  100          $ 33,000
           From $  100 to $  200          $ 44,000
           From $  200 to $  350          $ 55,000
           From $  350 to $  550          $ 66,000
           From $  550 to $  750          $ 77,000
           From $  750 to $1,000          $ 93,500
                $1,000 and Over           $110,000

In addition, for each class of shares in excess of one, the Fund pays WRSCO a monthly per-class fee equal to 2.5% of the monthly base fee.

For Class A, Class B and Class C shares, the Fund pays WRSCO a monthly per account charge for shareholder servicing of $1.5792 for each shareholder account which was in existence at any time during the prior month. With respect to Class Y shares, the Fund pays WRSCO a monthly fee at an annual rate of 0.15% of the average daily net assets of the class for the preceding month. The Fund also reimburses W&R and WRSCO for certain out-of-pocket costs for all classes.

As principal underwriter for the Fund's shares, W&R received gross sales commissions for Class A shares (which are not an expense of the Fund) of $488,183. During the period ended December 31, 2002, W&R received $15,196 and $853 in deferred sales charges for Class B shares and Class C shares, respectively. With respect to Class A, Class B and Class C shares, W&R paid sales commissions of $322,269 and all expenses in connection with the sale of Fund shares, except for registration fees and related expenses.

Under a Distribution and Service Plan for Class A shares adopted by the Fund pursuant to Rule 12b-1 under the Investment Company Act of 1940, the Fund may pay a distribution and/or service fee to W&R in an amount not to exceed 0.25% of the Fund's Class A average annual net assets. The fee is to be paid to reimburse W&R for amounts it expends in connection with the distribution of the Class A shares and/or provision of personal services to Fund shareholders and/or maintenance of shareholder accounts.

Under the Distribution and Service Plan adopted by the Fund for Class B and Class C shares, respectively, the Fund may pay W&R a service fee of up to 0.25%, on an annual basis, of the average daily net assets of the class to compensate W&R for providing services to shareholders of that class and/or maintaining shareholder accounts for that class and a distribution fee of up to 0.75%, on an annual basis, of the average daily net assets of the class to compensate W&R for distributing the shares of that class. The Class B Plan and the Class C Plan each permit W&R to receive compensation, through the distribution and service fee, respectively, for its distribution activities for that class, which are similar to the distribution activities described with respect to the Class A Plan, and for its activities in providing personal services to shareholders of that class and/or maintaining shareholder accounts of that class, which are similar to the corresponding activities for which it is entitled to reimbursement under the Class A Plan.

The Fund paid Directors' fees of $9,735 which are included in other expenses.

W&R is a subsidiary of Waddell & Reed Financial, Inc., a public holding company, and a direct subsidiary of Waddell & Reed Financial Services, Inc., a holding company.

NOTE 3 -- Investment Security Transactions

Purchases of investment securities, other than United States Government obligations and short-term securities, aggregated $75,572,218, while proceeds from maturities and sales aggregated $97,795,359. Purchases of short-term securities and U.S. Government securities aggregated $1,382,509,589 and $2,974,620, respectively. Proceeds from maturities and sales of short-term securities and U.S. Government securities aggregated $1,342,357,272 and $37,199,729, respectively.

For Federal income tax purposes, cost of investments owned at December 31, 2002 was $423,187,181, resulting in net unrealized appreciation of $10,281,015, of which $35,989,189 related to appreciated securities and $25,708,174 related to depreciated securities.

NOTE 4 -- Federal Income Tax Matters

For Federal income tax purposes, the Fund's distributed and undistributed earnings and profit for the fiscal year ended June 30, 2002 and the related capital loss carryover and post-October activity were as follows:


Net ordinary income ............  $ 9,239,543
Distributed ordinary income ....    8,082,908
Undistributed ordinary income **                1,156,635

Realized long-term capital gains                      ---
Distributed long-term capital gains                   ---
Undistributed long-term capital gains                 ---

Capital loss carryover .........   18,016,266

Post-October losses deferred ...    7,362,767

** This entire amount was distributed prior to December 31, 2002.

Internal Revenue Code regulations permit the Fund to defer into its next fiscal year net capital losses or net long-term capital losses incurred between each November 1 and the end of its fiscal year ("post-October losses").

Capital loss carryovers are available to offset future realized capital gain net income for Federal income tax purposes. The following shows the totals by year in which the capital loss carryovers will expire if not utilized.

June 30, 2009 ..................  $ 5,249,257
June 30, 2010 ..................   18,016,266
                                  -----------
Total carryover ................  $23,265,523
                                  ===========

NOTE 5 -- Multiclass Operations

The Fund currently offers four classes of shares, Class A, Class B, Class C and Class Y, each of which have equal rights as to assets and voting privileges. Class Y shares are not subject to a sales charge on purchases, are not subject to a Rule 12b-1 Distribution and Service Plan and are subject to a separate shareholder servicing fee structure. A comprehensive discussion of the terms under which shares of each class are offered is contained in the Prospectus and the Statement of Additional Information for the Fund.

Income, non-class specific expenses, and realized and unrealized gains and losses are allocated daily to each class of shares based on the value of their relative net assets as of the beginning of each day adjusted for the prior day's capital share activity.

Transactions in capital stock are summarized below.  Amounts are in thousands.

                                          For the
                            For the        fiscal
                         six months          year
                              ended         ended
                           12-31-02       6-30-02
                       ------------  ------------
Shares issued from sale
 of shares:
 Class A  ............        8,804        11,923
 Class B  ............          371           867
 Class C  ............          165           210
 Class Y  ............           27            37
Shares issued from reinvestment
 of dividends and/or capital
 gains distribution:
 Class A  ............          658         1,661
 Class B  ............            8            19
 Class C  ............            2             4
 Class Y  ............            1             5
Shares redeemed:
 Class A  ............      (13,606)      (14,531)
 Class B  ............         (234)         (389)
 Class C  ............          (94)          (75)
 Class Y  ............          (71)          (71)
                             ------        ------
Decrease in outstanding
 capital shares ......       (3,969)         (340)
                             ======        ======
Value issued from sale of shares:
 Class A  ............      $52,666       $78,486
 Class B  ............        2,221         5,771
 Class C  ............          986         1,397
 Class Y  ............          161           246
Value issued from reinvestment of dividends
 and/or capital gains distribution:
 Class A  ............        3,941        10,719
 Class B  ............           45           123
 Class C  ............           11            24
 Class Y  ............            7            29
Value redeemed:
 Class A  ............      (81,228)      (96,025)
 Class B  ............       (1,385)       (2,569)
 Class C  ............         (562)         (498)
 Class Y  ............         (422)         (471)
                            -------       -------
Decrease in
 outstanding capital       $(23,559)      $(2,768)
                           ========       =======

<PAGE.

INDEPENDENT AUDITORS' REPORT

The Board of Directors and Shareholders,
Waddell & Reed Advisors Continental Income Fund, Inc.:


We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Waddell & Reed Advisors Continental Income Fund, Inc. (the "Fund") as of December 31, 2002, and the related statement of operations for the six-month period then ended, the statements of changes in net assets for the six-month period then ended and the fiscal year ended June 30, 2002, and the financial highlights for the six-month period ended December 31, 2002, the fiscal year ended June 30, 2002, the fiscal period from April 1, 2001 through June 30, 2001, and each of the four fiscal years in the period ended March 31, 2001. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2002, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Waddell & Reed Advisors Continental Income Fund, Inc. as of December 31, 2002, the results of its operations for the six-month period then ended, the changes in its net assets for the six-month period then ended and the fiscal year ended June 30, 2002, and the financial highlights for the periods presented, in conformity with accounting principles generally accepted in the United States of America.



Deloitte & Touche LLP
Kansas City, Missouri
February 7, 2003

DIRECTORS
Keith A. Tucker, Chairman of the Board
James M. Concannon
John A. Dillingham
David P. Gardner
Linda K. Graves
Joseph Harroz, Jr.
John F. Hayes
Robert L. Hechler
Henry J. Herrmann
Glendon E. Johnson
Frank J. Ross, Jr.
Eleanor B. Schwartz
Frederick Vogel III


OFFICERS
Henry J. Herrmann, President
Theodore W. Howard, Vice President and Treasurer
Cynthia P. Prince-Fox, Vice President
Kristen A. Richards, Vice President and Secretary
Daniel C. Schulte, Vice President
Michael D. Strohm, Vice President

To all traditional IRA Planholders:

As required by law, income tax will automatically be withheld from any distribution or withdrawal from a traditional IRA unless you make a written election not to have taxes withheld. The election may be made on the distribution/withdrawal form provided by Waddell & Reed, Inc. which can be obtained from your Waddell & Reed financial advisor or by submitting Internal Revenue Service Form W-4P. Once made, an election can be revoked by providing written notice to Waddell & Reed, Inc. If you elect not to have tax withheld you may be required to make payments of estimated tax. Penalties may be imposed by the IRS if withholding and estimated tax payments are not adequate.

The Waddell & Reed Advisors Group of Mutual Funds

Waddell & Reed Advisors Accumulative Fund
Waddell & Reed Advisors Asset Strategy Fund, Inc.
Waddell & Reed Advisors Bond Fund
Waddell & Reed Advisors Cash Management, Inc.
Waddell & Reed Advisors Continental Income Fund, Inc.
Waddell & Reed Advisors Core Investment Fund
Waddell & Reed Advisors Global Bond Fund, Inc.
Waddell & Reed Advisors Government Securities Fund
Waddell & Reed Advisors High Income Fund, Inc.
Waddell & Reed Advisors International Growth Fund, Inc.
Waddell & Reed Advisors Limited-Term Bond Fund
Waddell & Reed Advisors Municipal Bond Fund, Inc.
Waddell & Reed Advisors Municipal High Income Fund, Inc.
Waddell & Reed Advisors New Concepts Fund, Inc.
Waddell & Reed Advisors Retirement Shares, Inc.
Waddell & Reed Advisors Science and Technology Fund
Waddell & Reed Advisors Small Cap Fund, Inc.
Waddell & Reed Advisors Tax-Managed Equity Fund, Inc.
Waddell & Reed Advisors Value Fund, Inc.
Waddell & Reed Advisors Vanguard Fund, Inc.



FOR MORE INFORMATION:
Contact your financial advisor, or your
local office as listed on your
Account Statement, or contact:
  WADDELL & REED
  CLIENT SERVICES
  6300 Lamar Avenue
  P.O. Box 29217
  Shawnee Mission, KS 66201-9217
  (888) WADDELL
  (888) 923-3355

Our INTERNET address is:
  http://www.waddell.com


NUR1004SA(12-02)

For more complete information regarding any of the mutual funds in Waddell & Reed Advisors Funds, including charges and expenses, please obtain the Fund's prospectus by calling or writing to the number or address listed above. Please read the prospectus carefully before investing.